Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 14 — Subsequent Events

Convertible Promissory Notes

Subsequent to September 30, 2017 the Company issued five 6% unsecured convertible notes payable to Trinad Capital Master Fund for total principal amount of $850,000. Three notes will be due September 30, 2018 and two notes will be due December 31, 2018. Prior to their maturity, the noteholder shall in its sole discretion have the option to convert all outstanding principal and interest due under the notes into the Company’s common stock at a conversion price per share based upon the Company’s current valuation, as determined by the Board of Directors. If the Company raises a minimum of $5,000,000 (excluding the amount converting pursuant to the notes) of aggregate gross proceeds from an equity financing in one or more closings prior to the maturity date, the noteholder will have the right to convert all outstanding note principal and interest due under the notes into the same equity securities issued in such equity financing at 75% of the issuance price of the securities issued in such financing. In addition, the noteholder received 425,000 warrants to purchase shares of the Company’s common stock at an exercise price of $0.01 per share, all of which were exercised as of December 13, 2017.

Amendment No. 2 to Slacker Merger Agreement

On October 30, 2017, the Company entered into Amendment No. 2 (“Amendment No. 2”) to the Agreement and Plan of Merger, dated as of August 25, 2017 (as amended, the “Merger Agreement”), as amended by Amendment No. 1, dated as of September 28, 2017, with LXL Music Acquisition Corp., a Delaware corporation and wholly owned subsidiary of the Company (the “Merger Sub”), Slacker, Inc., a Delaware corporation (“Slacker”), and Fortis Advisors LLC, in its capacity as the substitute stockholders’ agent in connection with the transactions contemplated by the Merger Agreement. Pursuant to the Merger Agreement, at the closing of the transactions contemplated therein (the “Closing”), the Merger Sub will merge with and into Slacker (the “Merger”), and following the Merger, the separate corporate existence of the Merger Sub will cease and Slacker will continue as the surviving corporation of the Merger and a wholly owned subsidiary of the Company.

Pursuant to Amendment No. 2, the parties agreed to decrease and limit the cash portion of the merger consideration payable by the Company (after giving effect to the purchase price adjustments and repayment by the Company of any Incremental Stockholder Loan (as defined in the Merger Agreement) incurred by Slacker prior to the closing of the Merger) to $14,000,000, with the remaining portion of the merger consideration to be paid in shares of the Company’s common stock. As a result, the total number of shares of the Company’s common stock issuable by the Company as the stock portion of the merger consideration will increase to an amount equal to (a) the quotient that results from dividing (i) $20,000,000 plus the amount by which the Incremental Stockholder Loan exceeds $500,000 by (ii) the offering price (the “Offering Price”) of the Company’s contemplated underwritten public offering of its shares of common stock (the “Public Offering”) to be registered on a Registration Statement on Form S-1, as may be amended from time to time and as filed with the Securities and Exchange Commission (the “SEC”), plus (b)(i) if the Cash Merger Consideration (as defined in Amendment No. 2) that would be payable if the stock consideration in foregoing clause (a) was the sole Stock Merger Consideration (without giving effect to the $14,000,000 closing cash consideration ceiling set forth in Amendment No. 2, referred to as the Closing Cash Consideration Target in Amendment No. 2) would exceed the Closing Cash Consideration Target, then an additional amount of shares of the Company’s common stock equal to the quotient of (A) the amount of such excess divided by (B) the Offering Price (collectively, the “Stock Merger Consideration”). The foregoing is anticipated to result in an increase in the Stock Merger Consideration by approximately $14,000,000 of shares of the Company’s common stock and a corresponding decrease in the Cash Merger Consideration payable at Closing by approximately $14,000,000.

In addition, pursuant to Amendment No. 2, the parties agreed, among other things, to: (i) increase the maximum number of additional shares of the Company’s common stock issuable to certain stockholders of Slacker that provide the Incremental Stockholder Loan to Slacker prior to the closing of the Merger for the purpose of funding Slacker’s working capital, to an amount equal to $750,000 divided by the Offering Price (rounded down to the nearest whole share); (ii) extend the date by which the Public Offering must be priced to November 10, 2017; (iii) extend the date by which the Closing must be consummated to November 17, 2017; and (iv) amend certain definitions used in the Merger Agreement.

Amendment No. 3 to Slacker Merger Agreement

On December 4, 2017, the Company entered into Amendment No. 3 (“Amendment No. 3”) to the Slacker Merger Agreement. Pursuant to Amendment No. 3, the parties agreed to, among other things, limit the cash merger consideration to an amount equal to $2.5 million minus the amount of any transaction expenses paid at the closing of the transaction. The remainder of the merger consideration will be paid in shares of the Company’s common stock based on the price per share of the Company’s Public Offering. The amendment also increased the Stockholder Loan Fee Cap to $1,000,000, which increased the maximum number of additional shares of the Company’s common stock issuable to certain Slacker stockholders in connection with the Incremental Stockholder Loan. Finally, the amendment further extended the date by which the Public Offering must be priced to five (5) business days after the date upon which the Company receives a notice from the SEC that the SEC has no further comments to the Company’s registration statement on Form S-1. The amendment also extended the date by which the closing of the Public Offering must be consummated to December 31, 2017.

Termination of Snap Interactive Merger Agreement

On October 31, 2017, the Agreement and Plan of Merger, dated September 6, 2017 (as amended, the “Merger Agreement”), entered into by and among the Company, LXL Video Acquisition Corp., a wholly owned subsidiary of the Company, Snap Interactive, Inc. (“Snap”), and Jason Katz, in his capacity as stockholders’ agent in connection with the transactions contemplated by the Merger Agreement, was terminated by Snap due to certain conditions of the Merger Agreement that were not fulfilled as of October 27, 2017, which relieved the parties of their obligations under the Merger Agreement. No termination fee was paid or is payable by any party in connection with the termination of the Merger Agreement.

Resignation of Andy Schuon

In September 2017, the Company entered into an employment agreement with Mr. Schuon for a term of three years at a monthly rate of $25,000 from the effective date of his employment agreement to the date immediately prior to the closing of the Public Offering. Mr. Schuon was also granted options to purchase 1,000,000 shares of the Company’s common stock at a price of $1.65 per share (the “Schuon Options”). On November 7, 2017, Mr. Schuon notified the Company of his decision to resign from his position and terminate his employment with the Company, effective 30 days from such date. On December 7, 2017, the Schuon Options were forfeited in connection with the resignation of Mr. Schuon.

Promotional Rights

Subsequent to September 30, 2017, the Company entered into two license, production and/or distribution agreements to make guaranteed payments as follows: $225,000 for the fiscal year ended March 31, 2019, $285,000 for the fiscal year ended March 31, 2020 and $285,000 for the fiscal year ended March 31, 2021. The agreements also provide for a revenue share of 50% of net revenues. If the events do not occur as planned and/or the Company does not undertake production of such events, or if the revenue from these events does not allow the Company to recover its production costs, no additional liability for additional payments or promotional right will remain.

Amendments to Employment Agreements of Jerome Gold and Robert Ellin

On December 14, 2017, the Company amended the employment agreements of Mr. Gold and Mr. Ellin. Mr. Gold’s annual salary following the closing of the Company’s public offering was reduced to $300,000; his public offering bonus was deferred to March 31, 2019 and reduced to $100,000; and Mr. Gold was granted an additional 333,333 options to purchase shares of the Company’s common stock at an exercise price of $4.00 per share, which the Company deemed to accurately reflect the fair value of the shares. Pursuant to the amendment to his employment agreement, Mr. Ellin’s salary following the closing of the Company’s public offering was reduced to $500,000.

Note 14 — Subsequent Events

Unsecured Convertible Notes Payable

Subsequent to the period ended March 31, 2017 the Company issued eight, 6% unsecured note payables to investors for total cash principal of $1,595,000. These notes are due between April 2018 and May 2018. The noteholders shall in their sole discretion have the option to convert all outstanding principal and interest into the Company’s Common Stock before the maturity date at a conversion price per share based upon the Company’s current valuation, as determined by the board of directors. If the Company raises a minimum of $5,000,000 (excluding the amount converting pursuant to the note) of aggregate gross proceeds from an equity financing in one or more closings prior to the maturity date, the noteholders will have the right to convert all outstanding note principal and interest into the same equity securities issued in such equity financing at 75% of the issuance price of the securities issued in such financing. In addition, the noteholders received warrants to purchase an aggregate of 265,833 shares of the Company’s common stock at an exercise price of $0.03 per share with a relative fair value of $723,533. As of the issuance dates of these notes, the effective conversion price was $2.73, and the market price of the shares on the date of conversion was approximately $5.01 per share. As such, the Company expects to recognize a beneficial conversion feature of $723,533. As a result, the Company expects to record a note discount of $1,447,066 to account for the relative fair value of the warrants and the notes’ beneficial conversion features which will be amortized as interest expense over the term of the notes.

Employment Agreements

In April and May 2017, the Company entered into employment agreements with two officers for a term of two years at an annual salary of $120,000 and $180,000 respectively. In addition, one of the officers was granted 100,000 shares of the Company’s common stock valued at $501,000 that will vest in equal tranches over the 24-month term of the employment agreement. The officer will also receive a bonus of $100,000 upon the closing of an underwritten public offering of the Company’s common stock. The other officer was granted 133,333 shares of the Company’s common stock valued at $668,000 that will vest in increments, with the first tranche of 66,667 shares vesting 12 months from the effective date and the remaining number of shares vesting monthly thereafter, with 100% vesting over the 24-month term of the employment agreement.

Wantickets Acquisition

On May 5, 2017, LiveXLive Tickets, Inc., (“LXL Tickets”) a wholly owned subsidiary of the Company, entered into an Asset Purchase Agreement (“APA”) with Wantickets and certain other parties, whereby the Company purchased certain operating assets of Wantickets for total consideration of 666,667 shares of common stock of the Company valued at $3,340,000 ($5.01 per share) and the assumption of certain liabilities of Wantickets. The Company is in the process of completing the allocation of the purchase price to the assets and liabilities acquired. In connection with the transaction, LXL Tickets entered into employment agreements with key employees of Wantickets for a term of two years each. One officer, Joe Schnaier, the Chief Executive Officer of Wantickets, will receive an annual salary of $220,000 and a bonus of 666,667 shares of common stock if LXL Tickets earns net income of $3 million in the twelve months following the effective date of his employment agreement or net income of $4 million in the twelve months thereafter. The other officer will receive an annual salary of $160,000 and receive a number of shares of the Company’s common stock equal to $15,000 each year.

In addition, pursuant to the APA and the Letter Agreement, dated as of May 5, 2017 (the “Letter Agreement”), entered into among the Company, LXL Tickets and Mr. Schnaier, the parties agreed that, commencing May 5, 2017, Mr. Schnaier will promptly pay for all of LXL Tickets’ net losses of its business for each calendar month (or pro rata thereof), up to a total of $100,000 per month, and for any liabilities exceeding $100,000 in the aggregate that arose from April 1, 2017 to May 5, 2017 (inclusive), until the earlier of (x) such time as a public offering is consummated or (b) May 5, 2018 (such earlier date as between clause (x) and (y), the “Funding End Date”), and that any salaries or other payments or amounts due to under the employment agreements described above shall be included in the calculation of the net loss for the applicable period (collectively, the “JS Payment Obligation”). Pursuant to the Letter Agreement, the parties further agreed that all payments made by Mr. Schnaier as part of the JS Payment Obligation shall be deemed to be a loan by Mr. Schnaier to LXL Tickets (the “Loaned Funds”), and that the Company and LXL Tickets shall repay to Mr. Schnaier the total amount of the Loaned Funds within five business days after the Funding End Date; provided that the Company and LXL Tickets may prepay or repay in full the Loaned Funds at any time prior to the Funding End Date without any penalty.

An unaudited pro forma balance sheet as of March 31, 2017 as if the acquisition had occurred as of that date is as follows:

March 31, 2017
(unaudited)
Current Assets
Cash and cash equivalents	$1,477,229
Prepaid expense	21,569
Total Current Assets	1,498,798
Other Assets
Property and equipment, net	175,407
Intangibles	3,222,000
Total Assets	$4,896,205

Liabilities and Stockholders’ Deficit
Current Liabilities:
Accounts payable and accrued liabilities	$542,035
Note payable	277,270
Note payable, shareholder	3,603,446
Current portion of unsecured convertible notes, net of discount	67,858
Services payable, related party	239,080
Total Current Liabilities	4,729,689
Unsecured convertible notes - related party, net of discount	11,668
Unsecured convertible notes, net of discount and current portion	220,540
Total Liabilities	4,961,897

Stockholders’ Deficit:
Preferred stock, $0.001 par value; 1,000,000 shares authorized; no shares issued or outstanding	—
Common stock, $0.001 par value; 500,000,000 shares authorized; 35,332,325 shares issued and outstanding.	35,332
Additional paid in capital	27,994,866
Accumulated deficit	(28,095,890)
Total stockholders’ deficit	(65,692)
Total Liabilities and Stockholders’ Deficit	$4,896,205

Unaudited pro forma results of operations for the years ended March 31, 2017 and 2016 as if the acquisition has occurred as of the earliest dates presented are as follows:

	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
	(unaudited)	(unaudited)
Revenue	$3,972,000	$5,744,000

Cost of revenue	1,147,000	2,052,000

Gross profit	2,825,000	3,692,000

Operating expenses:
Selling, general and administrative	9,479,801	7,297,000
Related party expenses	360,000	360,000
Total operating expenses	9,839,801	7,657,000
Loss from operations	(7,014,801)	(3,965,000)

Other income (expense)
Interest expense, net	(497,152)	(218,498)
Other income	6,667	—
Fair value of warrants issued for note extension and inducement to convert	(2,002,977)	—
Earnings from investment in OCHL	132,832	410,553
Fair value of warrants and beneficial conversion feature on debt conversion	(3,248,948)	—
Fair value of beneficial conversion feature	(136,936)	—
Impairment of note receivable - related party	(213,331)	—
Loss on sale of investment in OCHL	(2,790,073)	—
Total other income (expense)	(8,749,918)	192,055

Net loss	$(15,764,719)	$(3,772,945)

Net Loss per common share – basic and diluted	$(0.47)	$(0.12)

Weighted average common shares – basic and diluted	33,198,735	30,694,265

Promotional Rights

Subsequent to March 31, 2017, the Company entered into license, production and/or distribution agreements to make guaranteed payments as follows: $210,000 for the fiscal year ended March 31, 2018, $190,000 for the fiscal year ended March 31, 2019, and $25,000 for the year ended March 31, 2020. One of the agreements also provides for a revenue share of 50% of net revenues. If the events do not occur as planned and/or the Company does not undertake production of such events, or if the revenue from these events does not allow the Company to recover its production costs, no additional liability for additional payments or promotional right will remain.

Equity Issuances

Subsequent to March 31, 2017, the Company issued an aggregate of 315,833 shares of its common stock to investors in consideration of an aggregate of $9,475 as a result of the exercise of 315,833 warrants at an exercise price of $0.03 per share.

Subsequent to March 31, 2017, the Company issued an aggregate of 245,833 shares of its common stock valued at $5.01 per share as fees to the Company’s employees, directors, advisors and consultants.